                                CENTENNIAL TAX-EXEMPT TRUST
                           Supplement dated July 19, 2006 to the
                             Prospectus dated October 14, 2005

This supplement amends the Prospectus of Centennial Tax-Exempt Trust dated October 14, 2005.

The section entitled "Portfolio Managers" on page 12 is deleted in its entirety and replaced with the following:

Portfolio Managers.  The Trust's portfolio is managed by Cameron T. Ullyatt who is primarily responsible for the day-to-day management of the Trust's investments.

      Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006. Mr.
      Ullyatt previously worked as an Assistant Vice President since December 2000 and analyst for the Manager since January 1999.

      The Statement of Additional Information provides additional information about the
      Portfolio Manager's compensation, other accounts he manages and his ownership of fund shares.

July 19, 2006                                                PS0160.012

                               CENTENNIAL MONEY MARKET TRUST
                                CENTENNIAL TAX-EXEMPT TRUST
                                CENTENNIAL GOVERNMENT TRUST
                           Supplement dated July 19, 2006 to the
                             Prospectus dated October 14, 2005

This supplement amends the Prospectus of Centennial Money Market Trust, Centennial
Tax-Exempt Trust and Centennial Government Trust October 14, 2005.

The last two sentences of the first paragraph of the section entitled "Portfolio Managers"
on page A-2 are deleted and replaced with the following:

      The portfolio manager of Centennial Tax Exempt Trust is managed by Cameron T.
      Ullyatt. Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006.
      Mr. Ullyatt previously worked as an Assistant Vice President since December 2000 and analyst for the Manager since January 1999.

July 19, 2006                                                PS0152.016

                                CENTENNIAL TAX-EXEMPT TRUST
                           Supplement dated July 19, 2006 to the
                 Statement of Additional Information dated October 14, 2005

This supplement amends the Statement of Additional Information for Centennial Tax-Exempt
Trust dated October 14, 2005 as revised December 6, 2005.

The Statement of Additional Information is changed as follows:

1.    The biography of John Bonnell on Page 25 is deleted. Additionally, all other references to Mr. Bonnell are deleted.

2.    The first and second paragraphs in the section entitled "Portfolio Manager" on page
   29 are deleted and replaced with the following:

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt (referred to as
"Portfolio Manager").  He is the person who is responsible for the day-to-day management of the Trust's investments.

        Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of June 30, 2005. No account has a performance-based advisory fee:

                                  Registered     Other Pooled
                                  Investment      Investment      Other
                                  Companies        Vehicles    Accounts(2)
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                     None            None          None
      Accounts Managed
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                     None            None          None
      Total Assets Managed(1)
1.    In millions.
2.    Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

July 19, 2006                                                     PX0160.008